PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
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Common Stocks - 94.5%
Issuer Shares Value ($)
Australia - 0.9%
AngloGold Ashanti Ltd. 5,388 156,784
Brazil - 5.3%
B3 SA - Brasil Bolsa Balcao 19,160 192,235
Banco do Brasil SA 17,409 101,934
Cia Brasileira de Distribuicao 4,884 63,136
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 20,814 86,617
Magazine Luiza SA 14,742 192,370
Vale SA 30,710 312,760
Total 949,052
Chile - 0.8%
Cia Cervecerias Unidas SA 7,239 52,180
Empresas COPEC SA 12,588 84,523
Total 136,703
India - 13.4%
HDFC Bank Ltd. ADR 15,263 693,856
ICICI Bank Ltd. ADR 59,914 556,601
Infosys Ltd. ADR 57,457 555,035
Reliance Industries Ltd. GDR
(a)
7,522 347,516
Tata Motors Ltd. ADR
(b)
11,772 77,342
Vedanta Ltd. ADR 17,026 95,516
WNS Holdings Ltd. ADR
(b)
1,621 89,123
Total 2,414,989
Indonesia - 3.6%
PT Astra International Tbk 203,258 68,298
PT Bank Central Asia Tbk 185,746 370,257
PT Bank Mandiri Persero Tbk 311,215 107,841
PT Telekomunikasi Indonesia Persero Tbk 444,945 95,001
Total 641,397
Malaysia - 3.3%
Dialog Group Bhd 186,724 157,310
IHH Healthcare Bhd 78,314 100,520
Petronas Dagangan Bhd 31,648 152,147
Tenaga Nasional Bhd 70,176 190,302
Total 600,279
Mexico - 2.4%
Grupo Bimbo SAB de CV Series A 64,492 107,370
Grupo Mexico SAB de CV Series B 61,623 142,490
Wal-Mart de Mexico SAB de CV 76,111 181,656
Total 431,516
Philippines - 2.0%
Aboitiz Power Corp. 131,416 71,214
Manila Electric Co. 14,190 76,325
Puregold Price Club, Inc. 79,955 74,379
SM Investments Corp.
(b)
7,172 135,163
Total 357,081
Poland - 1.6%
Powszechna Kasa Oszczednosci Bank
Polski SA 25,215 146,102
Powszechny Zaklad Ubezpieczen SA 18,694 136,720
Total 282,822
Russia - 7.0%
Gazprom PJSC ADR 37,850 204,239
LUKOIL PJSC ADR 6,498 482,541
MMC Norilsk Nickel PJSC ADR 5,763 151,740
Mobile TeleSystems PJSC ADR 12,338 113,386
Sberbank of Russia PJSC ADR
(b)
26,280 299,066
Total 1,250,972
Common Stocks (continued)
Issuer Shares Value ($)
South Africa - 5.3%
Anglo American Platinum Ltd. 1,395 100,687
Bid Corp. Ltd. 10,960 178,829
Bidvest Group Ltd. (The) 11,901 97,290
FirstRand Ltd. 53,032 116,167
Naspers Ltd. Class N 2,179 396,686
Sasol Ltd.
(b)
351 2,671
Shoprite Holdings Ltd. 10,588 64,991
Total 957,321
South Korea - 18.1%
Celltrion , Inc.
(b)
883 224,631
Hana Financial Group, Inc. 3,377 75,802
Hyundai Mobis Co. Ltd. 499 79,651
Hyundai Motor Co. 1,522 123,623
Kakao Corp. 789 175,465
KB Financial Group, Inc. 6,292 177,589
Kia Motors Corp. 4,063 108,259
KT&G Corp. 1,393 90,562
LG Electronics, Inc. 1,805 94,838
NAVER Corp. 1,025 227,522
POSCO 863 124,839
Samsung Electro-Mechanics Co. Ltd. 1,061 113,787
Samsung Electronics Co. Ltd. 24,306 1,066,930
Samsung SDI Co. Ltd. 430 129,946
Shinhan Financial Group Co. Ltd. 6,439 153,902
SK Hynix, Inc. 4,190 296,437
Total 3,263,783
Taiwan - 24.6%
Catcher Technology Co. Ltd. 12,212 91,886
Chang Hwa Commercial Bank Ltd. 158,000 103,621
China Steel Corp. 190,173 133,423
Chipbond Technology Corp. 53,834 117,322
Chunghwa Telecom Co. Ltd. 52,090 206,563
CTBC Financial Holding Co. Ltd. 168,209 116,018
Eva Airways Corp. 199,403 75,694
Far Eastern New Century Corp. 154,861 146,439
Far EasTone Telecommunications Co. Ltd. 108,219 249,416
Formosa Chemicals & Fibre Corp.
(b)
25,071 64,325
Formosa Petrochemical Corp. 24,675 74,014
Formosa Plastics Corp. 59,470 176,569
Formosa Taffeta Co. Ltd. 78,507 96,855
Hon Hai Precision Industry Co. Ltd. 92,634 270,952
Largan Precision Co. Ltd. 875 121,147
Makalot Industrial Co. Ltd. 9,422 49,498
MediaTek , Inc. 13,631 267,496
Nan Ya Plastics Corp. 84,371 184,730
President Chain Store Corp. 18,910 190,033
Taiwan Business Bank 286,011 104,693
Taiwan Mobile Co. Ltd. 48,717 182,455
Taiwan Semiconductor Manufacturing Co.
Ltd. 123,315 1,308,194
Uni -President Enterprises Corp. 39,856 96,315
Total 4,427,658
Thailand - 5.8%
BTS Group Holdings PCL NVDR 1,086,194 397,120
CP ALL PCL NVDR 41,898 91,841
Home Product Center PCL NVDR 236,513 117,845
Ratch Group PCL 56,292 113,376
Siam Cement PCL (The) 6,801 80,976
Siam Commercial Bank PCL (The) 33,913 79,550

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund 173,813 105,725
Thai Union Group PCL NVDR 130,529 54,480
Total 1,040,913
Turkey - 0.4%
Tupras Turkiye Petrol Rafinerileri AS
(b)
6,282 82,022
Total Common Stocks
(Cost: $16,996,238) 16,993,292
Preferred Stocks - 5.0%
Issuer Shares Value ($)
Brazil - 4.4%
Azul SA Preference Shares
(b)
22,080 80,868
Banco Bradesco SA Preference Shares 42,217 159,155
Itau Unibanco Holding SA Preference Shares 43,660 202,365
Itausa SA Preference Shares 67,018 117,051
Preferred Stocks (continued)
Issuer Shares Value ($)
Petroleo Brasileiro SA Preference Shares 60,134 236,011
Total 795,450
Chile - 0.6%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,663 95,392
Total Preferred Stocks
(Cost: $1,226,744) 890,842
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.064%
(c)
62,808 62,808
Total Money Market Funds
(Cost: $62,808) 62,808
Total Investments in Securities
(Cost: $18,285,790) 17,946,942
Other Assets & Liabilities, Net 32,946
Net Assets 17,979,888
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $347,516, which represents 1.93% of total net assets.
(b) Non-income producing investment.
(c) The rate shown is the seven-day current annualized yield at June 30, 2020.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.